Loans Payable (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Schedule of loans payable [Abstract]
Schedule of loans payable
	June 30, 2022	December 31, 2021
	(Unaudited)
Loans principal amount	$791,759	$877,316
Accrued interest	131,706	92,330
Loans payable	$923,465	$969,646

	December 31, 2021	December 31, 2020

Principal amount of loans	$877,316	$312,300
Accrued interest	92,330	-
Loans payable	$969,646	$312,300